Research and Development Expenses	12 Months Ended
Mar. 31, 2015
Research and Development [Abstract]
Research and Development Expenses

10.  Research and Development Expenses

The Company recorded research and development expenses of approximately $4.3 million and $2.5 million in the fiscal years ended March 31, 2015 and 2014, respectively. Research and development expense is composed primarily of employee compensation expenses, including stock–based compensation, and direct project expenses, including costs incurred by third-party research collaborators, some of which may be reimbursed under the terms of grant or collaboration agreements.